Share-Based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	$ 52,316	$ 0
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	46,029	0
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	3,218	0
Technology and development
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	2,718	0
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	$ 351	$ 0